Interest-Bearing Deposits - Stated Maturities of Time Deposits (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Banking and Thrift [Abstract]
2019	$ 54,123
2020	28,270
2021	23,328
2022	8,566
2023	2,204
Total	$ 116,491